Segmentation of key figures (Details 6) - Restructuring provision - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Restructuring provisions movements [roll forward]
Provision at beginning of period	$ 1,209	$ 331	$ 1,131	$ 345
Additions	67	498	482	562
Cash payments	(173)	(76)	(490)	(144)
Releases	(63)	(10)	(95)	(15)
Transfers	1	(1)	0
Currency translation effects	4	(11)	17	(17)
Provision at end of period	$ 1,045	$ 731	$ 1,045	$ 731